New York Life Insurance and Annuity Corporation
CorpExec VUL II-V
Corporate Executive Series Variable Universal Life
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2021
A flexible premium corporate sponsored variable universal life insurance policy offered to individuals under New York Life Insurance and Annuity Corporation ("NYLIAC")
NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: Executive Benefits
11400 Tomahawk Creek Parkway, Suite 200
Leawood, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This Summary Prospectus summarizes significant changes to the CorpExec VUL II-V series of flexible premium VUL insurance policies (the “Policy”) issued by New York Life Insurance and Annuity Corporation (“NYLIAC”) that have been made since May 1, 2020, the effective date of last year’s update to the prospectus for this Policy series. The Policy is offered to corporations and individuals to provide life insurance in a corporate-sponsored arrangement. New Policies under this four-Policy series are no longer offered for sale.
The prospectus for the Policy (the “Prospectus”) contains more information about the Policy, including its features, benefits and risks. You can find the current Prospectus and other information about the Policy online at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v. You can also obtain this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or by sending an email request to our Service Office at NYLAMN_Service@newyorklife.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the staff of the Securities and Exchange Commission (“SEC”) and is available at www.investor.gov. We do not authorize any information or representations regarding the offering described in this summary prospectus other than as contained in these materials, the full prospectus or any amendments or supplements to them, the initial summary prospectus, or in any supplemental sales material we authorize. This Summary Prospectus incorporates by reference the Policy’s full Prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
The SEC has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Glossary

More detailed information concerning certain terms defined below is provided in “Definitions” in the Prospectus.
Accumulation Value: The aggregate value of your Policy’s investment in the Investment Divisions.
Attained Age: The Insured's issue age, plus the number of Policy Years completed since the Policy Date.
Cash Surrender Value: The Cash Value less Policy Debt. See “Surrenders” for more information.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Eligible Portfolios: The mutual fund portfolios that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” below. The Eligible Portfolios are portfolios of open-end management investment companies registered with the SEC.
Face Amount: The dollar amount of the life insurance under the Policy as selected by you. It may be changed by you. See “Definitions—Face Amount” and “Policy Payment Information—Changing the Face Amount of Your Policy” in the Prospectus for more information about the Face Amount.
Fixed Account: The investment option under your Policy that accrues interest at fixed rates on a daily basis. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s general account. See “Management and Organization—The Fixed Account” and “—Interest Crediting” and “Description of the Policy—The Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account” in the Prospectus for more information about the Fixed Account.
Good Order: A notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a notice, Request, or Policy transaction if it is not in Good Order. For more information see “Definitions—Good Order” in the Prospectus.
Investment Division: A subaccount of NYLIAC Corporate Sponsored Variable Universal Separate Account-I, which is a segregated asset account of NYLIAC established to receive and invest net Premiums allocated to the Investment Divisions.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s general account.
LTR:  Level Term Rider.
Monthly Deduction Charges: The Monthly Deduction Charges consist of the Cost of Insurance charge, additional Flat Extras, Mortality and Expense Risk Charge (under CorpExec VUL III/IV/V), Monthly Contract Charge, and any applicable monthly rider charges deducted from your Policy’s Cash Value.
Monthly Deduction Day: The date of each month, specified on the Policy Data Pages, as of which we deduct the Monthly Deduction Charges from Cash Value. For more information, see “Definitions—Monthly Deduction Day” in the Prospectus.
Planned Premium: The initial Premium and the Premium amounts for Policy years 2-10 as set forth in the Policy application and/or on Policy Data Page 2.
Policy or CorpExec VUL: The four-policy series of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies: CorpExec VUL II, CorpExec VUL III, CorpExec VUL IV, and CorpExec VUL V.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Page. A Policy Anniversary starts a new Policy Year.
Policy Data Page: The Policy pages that provide information regarding your Policy, such as Face Amount, Premium payments, and Policy charges.

Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as the date on which we issue your Policy, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before the date of your Policy’s issue. You can find your Policy Date on the Policy Data Page.
Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
STR: Supplementary Term Rider.
Target Premium: An amount used to determine the sales expense charge. See “Fees and Charges—Transaction Charges” and “Additional Information About Fees—Transaction Fees” below and “Definitions—Target Premium” in the Prospectus.
Term Insurance Benefit: The dollar amount of life insurance under a term rider as determined at the time of issue. It equals the initial Term Face Amount shown on the Policy Data Page, plus or minus any changes made to the initial Term Face Amount.
Unplanned Premium: Premium payments you make in addition to Planned Premium.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain features of the Policy that have changed since the Prospectus, dated May 1, 2020. This description does not reflect all of the changes that have occurred since you entered into your Policy.
Eligible Portfolios.
The following changes to the Eligible Portfolios offered with the Policy will occur as of May 1, 2021:
•
LVIP Delaware Limited-Term Diversified Income Fund–Standard Class is being added to the Eligible Portfolios available with the Policy.
•
American Funds IS Capital World Bond Fund–Class 1 will be open to new premium allocations and transfers under the Policy.
•
The Standard Class shares of the Delaware VIP® Value Series are being reorganized into the Standard Class shares of LVIP Delaware Value Fund.
•
No premiums or transfers will be accepted into the following Investment Division: MainStay VP MacKay S&P 500 Index–Initial Class. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
As of November 23, 2020, the Series I shares of Invesco V.I. American Value Fund—Series I Shares were substituted for the Initial Class shares of MFS® Mid Cap Value Portfolio–Initial Class.
On or around December 11, 2020, the Standard Class shares of Delaware VIP® International Value Equity Series were reorganized into the Standard Class Shares of Delaware VIP® International Series.
Response to COVID-19 Pandemic. In response to the COVID-19 pandemic, we offered the Financial Hardship Program to policyowners whose Policies entered the Late Period between March 24, 2020 and December 31, 2020 and who met certain other criteria. Policies entering the Late Period on or after January 1, 2021 were not eligible for the program. If you entered into the Financial Hardship Program, you were credited with a sum into the Fixed Account (the “Repayment Amount”) and were given 12 months to repay the Repayment Amount to help prevent your Policy from lapsing due to financial hardships caused by the pandemic. You also were provided with additional information as to the operation of the Program, including the repayment terms and the consequences of failing to timely repay the amount credited under the program. For more information, see “Covid-19 Accommodations” in the Prospectus.
Revisions to Disclosure to Satisfy Regulatory Changes. We have not made any other change to the terms of the Policy. However, the SEC has adopted changes to the disclosure requirements applicable to variable life insurance policies that required, among other things, changes to the manner in which certain information was disclosed and permitted us to use summary prospectuses such as this. Accordingly, we revised the Prospectus to conform to these changes, most significantly by replacing certain prior disclosure with the section headed “Important Information You Should Consider About the Policy” included below.
Other Changes.
•
Executive Order 13959. Investments in Communist Chinese Military Companies. A November 2020 Executive Order generally prohibits transactions in investments (including derivatives) that provide exposure to Communist Chinese military companies (“covered securities”). This applies to mutual funds, and therefore applies to investments by the mutual fund portfolios offered in the Investment Divisions in the Policy. NYLIAC has received assurances from the Funds that they will comply with that Executive Order. The restrictions therefore prevent the Funds from making investments in covered securities.
In addition to the prohibition on new investments, the Executive Order also requires that investments already held in covered securities be divested by November 11, 2021. Accordingly, if a Fund does not completely divest of any covered securities, then it is possible that we could not allow contract owners to make any new investment in that Fund (by premium allocation or transfer), and we could even require that contract owners move any Cash Value they have in that Fund out of that Fund. We will notify you if we take either of those actions.

Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

Transaction Charges
We charge you a Sales Expense Charge, State Premium Tax Charge, and Federal
Premium Tax Charge on each Premium you pay up to Attained Age 100. The Sales
Expense Charges will differ according to the series of the Policies you own and the blend of base Policy and term rider life insurance coverage that you can obtain under the Supplementary Term Rider or the Level Term Rider. See “Charges Associated
with the Policy—Deductions from Premium Payments” in the Prospectus for more information.
The Sales Expense Charges differ among the series of Policies covered by this
Prospectus. For information about the charges applicable to your Policy, you should consider the descriptions applicable to the series of Policy you own and the Policy
Data pages of your Policy.
We also may charge you a Transfer Charge on transfers among the investment options under your Policy and a Partial Withdrawal Processing Fee on partial withdrawals. Currently, we are not imposing these charges. See “Charges Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and " —Partial
Surrender Processing Fee.”
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance
Charges, Flat Extras charges (added to the Cost of Insurance Charge to cover certain additional mortality risk), and term rider charges. These charges may vary based on the characteristics of the Insured (e.g., issue age, gender, underwriting class, Policy Year, and the Face Amount and Life Insurance Benefit Option of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Cost of Insurance Charge” and Description of the Policy—Additional Benefits
through Riders“ in the Prospectus.
We also charge a Mortality and Expense Risk Charge and a Monthly Contract
Charge. The Monthly Contract Charges and Mortality and Expense Risk
Charges differ among the series of the Policies. See “Charges Associated with the
Policy—Deductions from Cash Value” and “—Loan Charges” in the Prospectus. You should review the Policy Data Page of your Policy for rates and the specific fees appliable to your Policy.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2020. (See “Appendix—Eligible Portfolios Available Under the Policies” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.10%	10.84%

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investing in the Policy—Investment Risk” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash
Value through partial withdrawals or loans. See ”Summary of Principal Risks of
Investing in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial
Withdrawals—Amount Available for a Partial Withdrawal” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Allocation Alternative (including the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses of the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
corpexec-ii-v. See also “Management and Organization—Funds and Eligible
Portfolios,” “—The Fixed Account,” and “—Interest Crediting” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits under the
Policy are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial withdrawals, excessive Policy loans and interest, Policy charges
(including increases in Policy charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy that has a
Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash
Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the
Planned Premiums may be required. In addition, by paying only the minimum
Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and
Premium requirements associated with reinstatement of the Policy. See “Summary of
Principal Risks of Investment in the Policy—Risk of Termination,” “Description of the
Policy—Termination of the Policy,” “Termination and Reinstatement—Late Period,”
and “–Reinstatement Option” in the Prospectus. In some states, the Policy’s Late
Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State Variations” in the
Prospectus.

Restrictions

Investments
Generally, you may allocate your net Premiums or Cash Value among 20 of the 177
Eligible Portfolios (136 of which are available to all policyowners) at any one time as well as to the Fixed Account. Certain policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the
Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers among Investment Divisions and the Fixed
Account” in the Prospectus.
In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant
Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the
Policy—Limits on Transfers” in the Prospectus. For more information about our rights to decline transfers, see “Description of the Policy—Limits on Transfers.” For more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see their prospectuses.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” and “Appendix—Funds Available Under the Policy” for our
list of available Eligible Portfolios” in the Prospectus.
In addition, NYLIAC has the right to establish limits on your ability to allocate net
Premiums, or to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Investment
Divisions and the Fixed Account—Amount in the Fixed Account” and “—Transfers
Among Investment Divisions and the Fixed Account” in the Prospectus.

Optional Benefits
The Supplementary Term Rider is not available for Policies under the guideline premium test. See “Description of the Policy—Additional Benefits through Riders” in the Prospectus for more information about the Supplementary Term Rider.

Taxes

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Withdrawals (including loans) may be subject to ordinary income tax and, subject to certain exceptions, a 10 percent penalty tax.
See “Tax Risks” and “Federal Income Tax Considerations” in the Prospectus for more information about the tax consequences of the Policy.

Conflicts of Interest

Investment Professional Compensation
Selling broker-dealers and, in turn their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. These compensation arrangements may have the potential to influence the recommendations made by your registered representative or broker-dealer. See “Distribution and Compensation Arrangements” in the Prospectus.
The Policy offers a choice of three Life Insurance Benefit Options. (See ”Policy
Payment Information—Life Insurance Benefit Options.” The Life Insurance Benefit
Option you choose will affect the amount of your Policy’s Target Premium through its constituent Face Amount. As Target Premium affects the amount of compensation received by your registered representative, your choice of Life Insurance Benefit
Option may have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
If your Policy includes the STR, the blend of base Policy life insurance coverage and term rider life insurance coverage affects the compensation paid to your registered representative for selling you the Policy. Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase. See “Description of the Policy—Additional
Benefits Through Riders” and “Distribution and Compensation Arrangements” in the
Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your
CorpExec VUL II-V Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your CorpExec VUL II-V Policy.
In addition, if you already own a life insurance policy, it may not be to your advantage to replace that policy with CorpExec VUL II-V. If you are replacing your Policy with the
CorpExec VUL II-V Policy, you should carefully consider the benefits, features, fees, risks, and costs of this Policy versus those of the policy (or policies) being replaced.
In addition, it may not be to your advantage to borrow money to purchase a CorpExec
VUL II-V Policy or to take partial surrenders from another policy you own to make
Premium payments under this CorpExec VUL II-V Policy. You should exchange an existing policy for the CorpExec VUL II-V only if you determine that it is preferable for you to purchase a new policy rather than continue to own your existing Policy, after comparing the features, fees, and risks of both policies. See “Description of the
Policy—Tax-Free “Section 1035” Insurance Policy Exchanges.”

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under the Policy as of the date of this Prospectus. Generally, you may allocate your net Premiums or Cash Value among up to 20 of the 177 Eligible Portfolios at any one time as well as to the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v . You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	MainStay VP Bond–Initial Class Adviser: New York Life Investment Management LLC* (“New York Life Investments”) / Sub-Adviser: NYL Investors LLC* (“NYLI”)	0.53%	7.94%	4.62%	3.89%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity–Initial Class (formerly MainStay VP Emerging Markets Equity–Initial Class)*** Adviser: New York Life Investments / Sub-Adviser: Candriam Belgium*	1.19%	25.71%	12.77%	N/A
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield–Initial Class Adviser: New York Life Investments / Sub-Adviser: Epoch Investment Partners, Inc.	0.68%	0.03%	7.94%	8.58%
Sector	MainStay VP Fidelity Institutional AM® Utilities–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.67%	(0.38%)	9.61%	N/A
Non-Investment Grade Bond	MainStay VP Floating Rate–Initial Class Adviser: New York Life Investments / Subadviser: NYLI	0.65%	2.45%	4.60%	3.79%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Income Builder–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC* (“MacKay”)	0.63%	7.98%	8.25%	8.19%
Alternatives	MainStay VP IQ Hedge Multi-Strategy–Initial Class Adviser: New York Life Investments / Sub-Adviser: IndexIQ Advisors LLC*	0.98%	5.38%	1.23%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Capital Management LLC (“Janus”)	0.58%	14.32%	11.83%	N/A
Non-Investment Grade Bond	MainStay VP MacKay Convertible–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.61%	36.04%	15.37%	10.99%
Investment Grade Bond	MainStay VP MacKay Government–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.56%	4.97%	2.68%	2.58%
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	5.40%	7.87%	6.52%
International/Global Equity	MainStay VP MacKay International Equity–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.96%	20.85%	10.95%	7.22%
Large Cap Equity	MainStay VP MacKay S&P 500 Index–Initial Class*** Adviser: New York Life Investments / Sub-Adviser: MacKay	0.12%	18.24%	14.98%	13.61%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Sector	MainStay VP Natural Resources–Initial Class (formerly MainStay VP Mellon Natural Resources–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Mellon Investments Corporation	0.86%	6.89%	4.84%	(4.02%)
Small/Mid Cap Equity	MainStay VP Small Cap Growth–Initial Class Adviser: New York Life Investments / Sub-Advisers: Segall Bryant & Hamill LLC and Brown Advisory LLC	0.85%	40.48%	16.79%	12.69%
Large Cap Equity	MainStay VP T. Rowe Price Equity Income–Initial Class*** Adviser: New York Life Investments / Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.76%	0.96%	9.80%	N/A
Money Market	MainStay VP U.S. Government Money Market–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.56%	4.97%	2.68%	2.58%
Large Cap Equity	MainStay VP Wellington Growth–Initial Class (formerly MainStay VP MacKay Growth—Initial Class)*** Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.73%	32.30%	16.61%	13.03%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap–Initial Class (formerly MainStay VP MacKay Mid Cap Core–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.86%	11.28%	9.78%	11.03%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap–Initial Class (formerly MainStay VP MacKay Small Cap Core–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Wellington	0.74%	10.22%	N/A	N/A

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Wellington U.S. Equity–Initial Class (formerly MainStay VP MacKay Common Stock–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Wellington	0.58%	15.55%	12.98%	13.08%
Large Cap Equity	MainStay VP Winslow Large Cap Growth–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	37.16%	19.69%	16.08%
Large Cap Equity	AB VPS Growth and Income Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.62%	2.72%	9.72%	11.57%
International/Global Equity	AB VPS International Value Portfolio–Class A** Adviser: AB	0.91%	2.46%	2.95%	2.39%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.67%	35.49%	20.45%	17.43%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	53.98%	24.34%	17.57%
Small/Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio–Class A Adviser: AB	0.83%	3.37%	8.35%	8.75%
Small/Mid Cap Equity	Alger Weatherbie Specialized Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	1.05%	58.82%	24.76%	16.48%
Investment Grade Bond	American Century Investments® VP Inflation Protection Fund–Class II Adviser: American Century Investment Management, Inc. (“ACIM”)	0.47%	9.81%	4.90%	3.59%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	American Century Investments® VP Mid Cap Value Fund–Class II** Adviser: ACIM	1.00%	1.11%	9.19%	10.27%
Large Cap Equity	American Century Investments® VP Value Fund–Class II Adviser: ACIM	0.88%	0.83%	8.67%	9.57%
Asset Allocation	American Funds IS Asset Allocation Fund–Class 1 Adviser: Capital Research and Management CompanyTM (“CRMC”)	0.30%	12.71%	10.86%	10.19%
Global Income	American Funds IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	10.17%	5.35%	3.30%
Global Mixed Asset	American Funds IS Global Balanced Fund–Class 1 Adviser: CRMC	0.72%	10.53%	9.57%	N/A
International/Global Equity	American Funds IS Global Growth Fund–Class 1 Adviser: CRMC	0.56%	30.79%	16.55%	13.14%
International/Global Equity	American Funds IS Global Small Capitalization Fund–Class 1 Adviser: CRMC	0.74%	30.04%	14.71%	9.70%
Large Cap Equity	American Funds IS Growth Fund–Class 1 Adviser: CRMC	0.36%	52.45%	23.06%	17.14%
Large Cap Equity	American Funds IS Growth-Income Fund–Class 1 Adviser: CRMC	0.30%	13.81%	14.22%	13.02%
International/Global Equity	American Funds IS International Fund–Class 1 Adviser: CRMC	0.55%	14.28%	11.00%	6.94%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	American Funds IS New World Fund®–Class 1 Adviser: CRMC	0.59%	23.89%	13.62%	6.80%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund–Class 1 (formerly American Funds IS Blue Chip Income and Growth Fund–Class 1) Adviser: CRMC	0.27%	9.04%	11.14%	11.18%
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”)	0.76%	21.08%	9.42%	6.86%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.58%	7.27%	7.85%	6.58%
Sector	BNY Mellon IP Technology Growth Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser Inc.	0.78%	69.92%	25.89%	17.64%
Small/Mid Cap Equity	BNY Mellon VIF Opportunistic Small Cap Portfolio–Initial Shares** Adviser: BNY Mellon Investment Adviser Inc.	0.85%	19.89%	11.52%	10.21%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio–Class I Adviser: Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.74%	14.78%	13.96%	12.86%
Large Cap Equity	ClearBridge Variable Large Cap Growth Portfolio–Class I Adviser: Legg Mason / Sub-Adviser: ClearBridge	0.76%	30.73%	18.47%	17.02%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Legg Mason / Sub-Adviser: ClearBridge	0.81%	43.26%	19.84%	15.92%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	0.66%	14.12%	13.03%	13.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.74%	7.43%	6.92%	N/A
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	6.82%	6.40%	5.28%
Large Cap Equity	Davis Value Portfolio*** Adviser: Davis Selected Advisers, L.P. / Sub-Adviser: Davis Selected Advisers—NY, Inc.	0.65%	11.72%	11.66%	10.46%
International/Global Equity	Delaware VIP® Emerging Markets Series–Standard Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) (“DMC”) / Sub-Advisers: Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Global Limited (“MIMGL”)	1.23%	25.08%	15.64%	5.09%
International/Global Equity	Delaware VIP® International Series–Standard Class (formerly VIP® International Value Equity Series –Standard Class)*** Adviser: DMC / Sub-Advisers: MFMHKL and MIMGL	0.86%	7.16%	8.41%	7.50%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series–Standard Class Adviser: DMC / Sub-Advisers: MFMHKL and MIMGL	0.78%	(1.09%)	9.04%	8.67%
Investment Grade Bond	VA Global Bond Portfolio Adviser: Dimensional Fund Advisors LP (“DFA”) / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.24%	1.46%	2.24%	2.46%
Asset Allocation	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.80%	5.71%	4.50%	2.66%
International/Global Equity	DWS Global Small Cap VIP–Class A*** Adviser: DIMA	0.82%	17.36%	6.65%	6.58%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.39%	19.43%	12.93%	10.95%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP–Class A Adviser: DIMA	0.84%	(0.80%)	5.51%	6.94%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company (“FMR”) / Sub-Advisers: other investment advisers	0.48%	22.39%	12.76%	10.37%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Fidelity Investments Money Management, Inc. (“FIMM”) and other investment advisers	0.14%	7.53%	N/A	N/A

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.61%	30.57%	16.19%	13.52%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.92%	31.27%	16.22%	6.15%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.53%	6.69%	10.69%	10.17%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.13%	16.46%	N/A	N/A
Asset Allocation	Fidelity® VIP Freedom 2010 PortfolioSM–Initial Class*** Adviser: FMR	0.45%	12.49%	8.37%	7.03%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.53%	15.06%	10.00%	8.16%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.59%	16.89%	11.58%	9.51%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.67%	19.28%	12.77%	10.38%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.67%	19.28%	12.76%	10.44%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.24%	0.32%	0.97%	0.52%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.64%	68.66%	29.24%	21.84%
Large Cap Equity	Fidelity® VIP Growth Portfolio–Initial Class*** Adviser: FMR / Sub-Advisers: Other investment advisers	0.62%	43.89%	21.32%	17.25%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.64%	21.58%	13.52%	18.46%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class Adviser: FMR Sub-Advisers: Geode	0.10%	18.24%	15.09%	13.78%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.85%	22.18%	13.48%	10.35%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode	0.17%	10.69%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FIMM and other investment advisers	0.39%	9.39%	5.43%	4.34%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.62%	18.19%	11.07%	9.50%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	Fidelity® VIP Overseas Portfolio–Initial Class*** Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.79%	15.61%	9.25%	6.82%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.66%	(6.55%)	3.51%	7.67%
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.67%	7.52%	6.27%	4.83%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	64.95%	31.10%	20.09%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.12%	20.30%	N/A	N/A
Large Cap Equity	Fidelity® VIP Value Portfolio–Initial Class*** Adviser: FMR / Sub-Advisers: Other investment advisers	0.67%	6.33%	9.41%	10.47%
Small/Mid Cap Equity	Fidelity® VIP Value Strategies Portfolio–Service Class 2*** Adviser: FMR / Sub-Advisers: Other investment advisers	0.91%	8.02%	9.23%	9.21%
Large Cap Equity	Invesco V.I. Capital Appreciation Fund–Series I Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund®–Series I Shares)*** Adviser: Invesco Advisers, Inc. (“Invesco”)	0.88%	36.59%	16.82%	14.30%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	Invesco V.I. Core Bond Fund–Series I Shares (formerly Invesco Oppenheimer V.I. total Return Bond Fund–Series I Shares)** Adviser: Invesco	0.94%	9.71%	5.14%	5.20%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco	0.77%	9.71%	5.14%	5.20%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares Adviser: Invesco Asset Management Limited / Sub-Adviser: Invesco Asset Management Ltd.	1.04%	(12.32%)	3.15%	4.96%
International/Global Equity	Invesco V.I. International Growth Fund–Series I Shares Adviser: Invesco	0.92%	14.00%	8.82%	6.72%
Small/Mid Cap Equity	Invesco V.I. Main Street Mid Cap Fund®–Series I Shares (formerly Invesco V.I. Mid Cap Core Equity Fund–Series I Shares)*** Adviser: Invesco	0.94%	9.25%	9.60%	7.81%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	19.47%	18.21%	15.25%
Investment Grade Bond	Janus Henderson Flexible Bond Portfolio–Institutional Shares*** Adviser: Janus	0.58%	10.48%	4.94%	4.45%
Large Cap Equity	Janus Henderson Forty Portfolio–Institutional Shares*** Adviser: Janus	0.76%	39.40%	21.03%	17.02%
International/Global Equity	Janus Henderson Global Research Portfolio–Institutional Shares Adviser: Janus	0.84%	20.06%	13.35%	10.08%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	Lazard Retirement International Equity Portfolio–Service Shares*** Adviser: Lazard Asset Management LLC	1.17%	8.24%	5.71%	5.73%
Small/Mid Cap Equity	Lord Abbett Series Fund Developing Growth Portfolio–Class VC*** Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)	1.04%	72.60%	24.72%	17.32%
Small/Mid Cap Equity	Lord Abbett Series Fund Mid Cap Stock Portfolio–Class VC*** Adviser: Lord Abbett	1.18%	2.50%	5.84%	7.40%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Service Class Adviser: Lincoln Investment Advisors Corporation (“LIAC”) / Sub-Adviser: BAMCO, Inc.	1.18%	34.08%	18.73%	15.04%
Investment Grade Bond	LVIP Delaware Limited-Term Diversified Income Fund–Standard Class Adviser: LIAC / Sub-Adviser: DMC	0.53%	4.31%	2.79%	2.10%
Large Cap Equity	LVIP Delaware Value Fund–Standard Class (formerly Delaware VIP® Value Series – Standard Class) Adviser: LIAC / Sub-Adviser: DMC	0.69%	0.41%	8.86%	11.30%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LIAC / Sub-Adviser: Mondrian Investment Partners Limited	0.78%	(4.97%)	4.65%	4.18%
Investment Grade Bond	LVIP SSgA Bond Index Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.34%	7.49%	4.12%	3.50%
International/Global Equity	LVIP SSgA Developed International 150 Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.40%	(4.10%)	4.93%	3.97%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	LVIP SSgA Emerging Markets 100 Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.45%	2.65%	6.73%	0.33%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.50%	17.20%	N/A	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.37%	7.85%	7.34%	5.20%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.00%	20.76%	16.98%	11.83%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.92%	1.49%	8.84%	8.42%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.83%	6.23%	6.48%	5.40%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	15.84%	12.77%	7.78%
International/Global Equity	MFS® International Intrinsic Value Portfolio–Initial Class Adviser: MFS	0.90%	20.52%	12.69%	11.14%
Large Cap Equity	MFS® Investors Trust Series–Initial Class** Adviser: MFS	0.79%	13.87%	13.66%	12.50%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	36.48%	20.61%	15.93%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.81%	3.87%	9.72%	10.84%
Small/Mid Cap Equity	MFS® New Discovery Series–Initial Class** Adviser: MFS	0.87%	45.89%	22.98%	14.70%
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	4.19%	12.73%	10.20%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.71%	3.48%	10.14%	10.85%
Non-Investment Grade Bond	Morgan Stanley VIP Emerging Markets Debt Portfolio–Class I*** Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	1.15%	5.55%	6.36%	4.79%
Alternatives	Morgan Stanley VIF Global Infrastructure Portfolio–Class I Adviser: MSIM	0.87%	(1.15%)	8.76%	9.44%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio–Class I Adviser: MSIM	0.82%	(16.85%)	0.10%	5.25%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class I*** Adviser: Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	1.04%	(2.62%)	5.49%	7.27%
Large Cap Equity	Neuberger Berman AMT Sustainable Equity Portfolio–Class I*** Adviser: Neuberger Berman	0.92%	19.56%	13.05%	11.62%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.95%	6.87%	7.91%	N/A

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Administrative Class Adviser: PIMCO	0.78%	10.28%	4.98%	2.87%
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Administrative Class Adviser: PIMCO	0.79%	5.75%	7.20%	6.05%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.69%	6.67%	N/A	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	1.04%	5.45%	4.66%	N/A
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Administrative Class Adviser: PIMCO	0.845%	17.39%	7.33%	7.31%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Administrative Class Adviser: PIMCO	0.69%	2.99%	2.01%	1.79%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Administrative Class Adviser: PIMCO	0.84%	11.71%	5.25%	3.63%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Administrative Class Adviser: PIMCO	0.54%	8.81%	4.91%	4.09%
Large Cap Equity	T. Rowe Price All-Cap Opportunities Portfolio (formerly T. Rowe Price New America Growth Portfolio)*** Adviser: T. Rowe Price	0.80%	44.37%	21.83%	17.28%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price	0.75%	34.28%	19.52%	17.49%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	T. Rowe Price Equity Index 500 Portfolio*** Adviser: T. Rowe Price	0.39%	18.02%	14.72%	13.45%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price / Sub-Adviser: T. Rowe Price International Ltd.	0.95%	14.45%	10.38%	6.56%
Investment Grade Bond	T. Rowe Price Limited-Term Bond Portfolio*** Adviser: T. Rowe Price	0.50%	4.71%	2.52%	1.77%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio*** Adviser: T. Rowe Price	0.86%	14.54%	10.24%	8.77%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (”Thrivent”)	0.77%	17.14%	12.94%	10.27%
Asset Allocation	Thrivent Diversified Income Plus Portfolio Adviser: Thrivent	0.47%	7.37%	6.83%	6.58%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.65%	15.21%	10.65%	9.85%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	43.34%	19.92%	16.67%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	13.40%	12.08%	11.13%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	21.69%	15.92%	13.03%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.25%	11.11%	12.14%	11.62%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark Advisers, LLC (“ValMark”) / Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)	0.55%	12.68%	11.46%	N/A
Asset Allocation	TOPS® Balanced ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.55%	8.40%	7.26%	N/A
Asset Allocation	TOPS® Conservative ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.60%	7.04%	5.64%	N/A
Asset Allocation	TOPS® Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.55%	11.67%	10.50%	N/A
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	5.90%	6.01%	N/A
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.74%	5.19%	6.90%	N/A
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio– Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.74%	5.91%	6.70%	N/A
Asset Allocation	TOPS® Moderate Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	10.60%	9.08%	N/A

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	11.29%	8.87%	N/A
International/Global Equity	VA International Small Portfolio Adviser: DFA Sub-Advisers: DFA Ltd. and DFAA	0.57%	9.41%	8.47%	6.82%
International/Global Equity	VA International Value Portfolio Adviser: DFA Sub-Advisers: DFA Ltd. And DFAA	0.44%	(1.76%)	5.31%	2.83%
Non-Investment Grade Bond	VanEck VIP Emerging Markets Bond Fund–Initial Class Shares*** Adviser: Van Eck Associates Corporation	1.10%	8.92%	6.58%	2.39%
Large Cap Equity	VA U.S. Large Value Portfolio Adviser: DFA	0.27%	(1.38%)	9.07%	10.43%
Small/Mid Cap Equity	VA U.S. Targeted Value Portfolio Adviser: DFA	0.38%	3.98%	8.45%	9.35%
International/Global Equity	Victory RS International VIP Series–Class I Shares Adviser: Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Small/Mid Cap Equity	Victory RS Small Cap Growth Equity VIP Series–Class I Shares Adviser: Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Investment Grade Bond	VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.14%	11.72%	5.22%	N/A
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.48%	6.00%	7.76%	6.26%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	14.06%	10.41%	N/A
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	15.96%	11.62%	N/A
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.15%	15.46%	11.82%	N/A
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	3.46%	2.41%	1.78%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.66%	41.14%	17.78%	14.03%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	16.67%	12.96%	12.00%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.90%	12.28%	10.56%	10.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: J.P. Morgan Investment Management Inc.	0.88%	0.55%	7.97%	10.29%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: J.P. Morgan Investment Management Inc.	0.87%	16.53%	13.35%	12.40%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.94%	13.55%	14.07%	12.44%

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price	0.64%	18.28%	13.18%	12.32%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I Adviser: LMPFA / Sub-Advisers: Western Asset Management Company, LLC, Western Asset Management Company Ltd, and Western Asset Management Company Pte. Ltd.	0.54%	9.31%	5.79%	5.83%
*
An affiliate of NYLIAC.
**
Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
***
No premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

This Summary Prospectus incorporates by reference the New York Life Insurance and Annuity Corporation CorpExec VUL II-V full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this summary prospectus.
EDGAR ID: C000025718

New York Life Insurance and Annuity Corporation
Corp Exec VUL VI
Corporate Executive Series Variable Universal Life
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2021
A flexible premium corporate sponsored variable universal life insurance policy offered to individuals under New York Life Insurance and Annuity Corporation ("NYLIAC") Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: Executive Benefits
11400 Tomahawk Creek Parkway, Suite 200
Leawood, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This Summary Prospectus summarizes significant changes to the Corp Exec VUL VI flexible premium VUL insurance policy (the “Policy”) issued by New York Life Insurance and Annuity Corporation (“NYLIAC”) that have been made since May 1, 2021, the effective date of last year’s update to the prospectus for this Policy. The Policy is offered to corporations and individuals to provide life insurance in a corporate-sponsored arrangement. New Corp Exec VUL VI policies series are no longer offered for sale.
The prospectus for the Policy (the “Prospectus”),contains more information about the Policy, including its features, benefits and risks. You can find the current Prospectus and other information about the Policy online at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi. You can also obtain this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or by sending an email request to our Service Office at NYLAMN_Service@newyorklife.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the staff of the Securities and Exchange Commission (“SEC”) and is available at www.investor.gov. We do not authorize any information or representations regarding the offering described in this summary prospectus other than as contained in these materials, the full prospectus or any amendments or supplements to them, the initial summary prospectus, or in any supplemental sales material we authorize. This Summary Prospectus incorporates by reference the Policy’s full Prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
The SEC has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

i

Glossary

More detailed information concerning certain terms defined below is provided in “Definitions” in the Prospectus.
Accumulation Value: The aggregate value of your Policy’s investment in the Investment Divisions.
Attained Age: The Insured's issue age, plus the number of Policy Years completed since the Policy Date.
Cash Surrender Value: The Cash Value less Policy Debt. See “Surrenders” for more information.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Eligible Portfolios: The mutual fund portfolios that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” below. The Eligible Portfolios are portfolios of open-end management investment companies registered with the SEC.
Face Amount: The dollar amount of the life insurance under the Policy as selected by you. It may be changed by you. See “Definitions—Face Amount” and “Policy Payment Information—Changing the Face Amount of Your Policy” in the Prospectus for more information about the Face Amount.
Fixed Account: The investment option under your Policy that accrues interest at fixed rates on a daily basis. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s general account. See “Management and Organization—The Fixed Account” and “—Interest Crediting” and “Description of the Policy—The Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account” in the Prospectus for more information about the Fixed Account.
Good Order: A notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a notice, Request, or Policy transaction if it is not in Good Order. For more information see “Definitions—Good Order” in the Prospectus.
Investment Division: A subaccount of NYLIAC Corporate Sponsored Variable Universal Separate Account-I, which is a segregated asset account of NYLIAC established to receive and invest net Premiums allocated to the Investment Divisions.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s general account.
Monthly Deduction Charges: The Monthly Deduction Charges consist of the Cost of Insurance charge, additional Flat Extras, Mortality and Expense Risk Charge, Monthly Contract Charge, and any applicable monthly rider charges deducted from your Policy’s Cash Value on each Monthly Deduction Day.
Monthly Deduction Day: The date of each month, specified on the Policy Data Pages, as of which we deduct the Monthly Deduction Charges from Cash Value. For more information, see “Definitions—Monthly Deduction Day” in the Prospectus.
Mortality and Expense Risk Charge: A monthly charge that is assessed to cover the risk that the group of lives we have insured under our Policies will, on average, not live as long as we expect (mortality risk), and the risk that the cost of issuing and administering the Policies will be greater than we have estimated (expense risk).
Planned Premium: The initial Premium and the Premium amounts for Policy years 2-10 as set forth in the Policy application and/or on Policy Data Page 2.
Policy or Corp Exec VUL VI: Your Corp Exec VUL VI variable universal life policy.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Page. A Policy Anniversary starts a new Policy Year.
Policy Data Page: The Policy pages that provide information regarding your Policy, such as Face Amount, Premium payments, and Policy charges.
1

Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as the date on which we issue your Policy, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before the date of your Policy’s issue. You can find your Policy Date on the Policy Data Page.
Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
STR: Supplementary Term Rider.
Target Premium: An amount used to determine the Sales Expense Charge. See “Fees and Charges—Transaction Charges” and “Additional Information About Fees—Transaction Fees” below and “Definitions—Target Premium” in the Prospectus.
Unplanned Premium: Premium payments you make in addition to Planned Premium.
2

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain features of the Policy that have changed since the Prospectus, dated May 1, 2020. This description does not reflect all of the changes that have occurred since you entered into your Policy.
Eligible Portfolios.
The following changes to the Eligible Portfolios offered with the Policy will occur as of May 1, 2020:
•
LVIP Delaware Limited-Term Diversified Income Fund–Standard Class is being added to the Eligible Portfolios available with the Policy.
•
American Funds IS Capital World Bond–Class 1 will be open to new premium allocations and transfers under the Policy.
•
The Standard Class shares of the Delaware VIP Value Series are being reorganized into the Standard Class shares of LVIP Delaware Value Fund.
•
No premiums or transfers will be accepted into the following Investment Division: the MainStay VP MacKay S&P 500 Index–Initial Class. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
As of November 23, 2020, the Series I shares of Invesco V.I. American Value Fund–Series I Shares were substituted for the Initial Class shares of MFS® Mid Cap Value Portfolio–Initial Class.
On or around December 11, 2020, the Standard Class shares of Delaware VIP International Value Equity were reorganized into the Standard Class Shares of Delaware VIP International Series.
Response to COVID-19 Pandemic. In response to the COVID-19 pandemic, we offered the Financial Hardship Program to policyowners whose Policies entered the Late Period between March 24, 2020 and December 31, 2020 and who met certain other criteria. Policies entering the Late Period on or after January 1, 2021 were not eligible for the program. If you entered into the Financial Hardship Program, you were credited with a sum into the Fixed Account (the “Repayment Amount”) and were given 12 months to repay the Repayment Amount to help prevent your Policy from lapsing due to financial hardships caused by the pandemic. You also were provided with additional information as to the operation of the Program, including the repayment terms and the consequences of failing to timely repay the amount credited under the program. For more information, see “Covid-19 Accommodations” in the Prospectus.
Revisions to Disclosure to Satisfy Regulatory Changes. We have not made any other change to the terms of the Policy. However, the SEC has adopted changes to the disclosure requirements applicable to variable life insurance policies that required, among other things, changes to the manner in which certain information was disclosed and permitted us to use summary prospectuses such as this. Accordingly, we revised the Prospectus to conform to these changes, most significantly by replacing certain prior disclosure with the section headed “Important Information You Should Consider About the Policy” included below.
Other Changes.
•
Executive Order 13959. Investments in Communist Chinese Military Companies. A November 2020 Executive Order generally prohibits transactions in investments (including derivatives) that provide exposure to Communist Chinese military companies (“covered securities”). This applies to mutual funds, and therefore applies to investments by the mutual fund portfolios offered in the Investment Divisions in the Policy. NYLIAC has received assurances from the Funds that they will comply with that Executive Order. The restrictions therefore prevent the Funds from making investments in covered securities.
In addition to the prohibition on new investments, the Executive Order also requires that investments already held in covered securities be divested by November 11, 2021. Accordingly, if a Fund does not completely divest of any covered securities, then it is possible that we could not allow contract owners to make any new investment in that Fund (by premium allocation or transfer), and we could even require that contract owners move any Cash Value they have in that Fund out of that Fund. We will notify you if we take either of those actions.
3

Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

Transaction Charges
We charge you a Sales Expense Charge, State Premium Tax Charge, and Federal
Premium Tax Charge on each Premium you pay up to Attained Age 100. The Sales
Expense Charges will differ according to the blend of base Policy and term rider life insurance coverage that you can obtain under the Supplementary Term Rider. See
“Charges Associated with the Policy—Deductions from Premium Payments” in the
Prospectus for more information.
We may also charge you a Transfer Charge on transfers among the investment options under your Policy and a Partial Surrender Processing Fee on partial surrenders. Currently, we are not imposing these charges. See “Charges Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and “—Partial
Surrender Processing Fee” in the Prospectus.
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance charges, Flat Extras charges (added to the Cost of Insurance charge to cover certain additional mortality risk) and term rider charges. These charges may vary based on the characteristics of the Insured (e.g., issue age, gender, underwriting class, Policy Year, and the Face Amount and Life Insurance Benefit Option of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Cost of Insurance Charge” and “Description of the Policy—Additional
Benefits through Riders” in the Prospectus.
We also charge a Mortality and Expense Risk Chargeand a Monthly Contract
Charge. See “Charges Associated with the Policy—Deductions from Cash Value” and
“—Loan Charges” in the Prospectus. You should review the Policy Data Pages of your Policy for rates and the specific fees applicable to your Policy.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2020.See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.10%	10.84%

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investing in the Policy—Investment Risk” in the Prospectus.
4

Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences generally make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders. See “Summary of Principal Risks of
Investing in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial
Surrenders—Amount Available for a Partial Surrender” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Allocation Alternative (including the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses for the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
corpexec-vi. See also “Management and Organization—Funds and Eligible
Portfolios,” “—The Fixed Account,” and “—Interest Crediting” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits under the
Policy are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial surrenders, excessive Policy loans and interest, Policy charges
(including increases in Policy charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy that has a
Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash
Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the
Planned Premiums may be required. In addition, by paying only the minimum
Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and
Premium requirements associated with reinstatement of the Policy. See “Principal
Risks of Investment in the Policy—Risk of Termination,” “Description of the
Policy—Termination of the Policy,” and “Termination and Reinstatement—Late
Period” and “–Reinstatement Option” in the Prospectus. In some states, the Policy’s
Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State
Variations” in the Prospectus.

Restrictions

5

Investments
Generally, you may allocate your net Premiums or Cash Value among 20 of the 173
Eligible Portfolios (137 of which are available to all policyowners) at any one time as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the
Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers among Investment Divisions and the Fixed
Account” in the Prospectus.
In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant
Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the
Policy—Limits on Transfers.” For more information about our rights to decline transfers, see “Description of the Policy—Limits on Transfers” in the Prospectus. For
more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see their prospectuses.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” and “Appendix—Funds Available Under the Policy” for our
list of available Eligible Portfolios” in the Prospectus.
In addition, NYLIAC has the right to establish limits on your ability to allocate net
Premiums, or to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Investment
Divisions and the Fixed Account—Amount in the Fixed Account” and “—Transfers
Among Investment Divisions and the Fixed Account” in the Prospectus.

Optional Benefits
The Supplementary Term Rider is not available for Policies under the guideline premium test. See “Description of the Policy—Additional Benefits through Riders” in the Prospectus for more information about the Supplementary Term Rider.

Taxes

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Full and partial surrenders (including loans)
may be subject to ordinary income tax and, subject to certain exceptions, a 10 percent penalty tax. See “Federal Income Tax Considerations” in the Prospectus for
more information about the tax consequences of the Policy.

Conflicts of Interest

6

Investment Professional Compensation
Selling broker-dealers and, in turn their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances, and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. These compensation arrangements may have the potential to influence the recommendations made by your registered representative or broker-dealer. See “Distribution and Compensation Arrangements” in the Prospectus.
The Policy offers a choice of three Life Insurance Benefit Options. (See ”Policy
Payment Information—Life Insurance Benefit Options.”) The Life Insurance Benefit
Option you choose will affect the amount of your Policy’s Target Premium through its constituent Face Amount. As Target Premium affects the amount of compensation received by your registered representative, your choice of Life Insurance Benefit
Option may have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
If your Policy includes a Supplementary Term Rider, the blend of base Policy life insurance coverage and STR life insurance coverage affects the compensation paid to your registered representative for selling you the Policy. Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase. See “Description of the Policy—Additional
Benefits Through Riders” and “Distribution and Compensation Arrangements” in the
Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your Corp
Exec VUL VI Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your Corp Exec VUL VI Policy.
In addition, if you already own a life insurance policy, it may not be to your advantage to replace that policy with the Corp Exec VUL VI Policy. If you are replacing your policy with the Corp Exec VUL VI Policy, you should carefully consider the benefits, features, fees, risks, and costs of this Policy versus those of the policy (or policies)
being replaced. In addition, it may not be to your advantage to borrow money to purchase a Corp Exec VUL VI Policy or to take partial surrenders from another policy you own to make Premium payments under this Corp Exec VUL VI Policy. You should exchange an existing policy for the Corp Exec VUL VI only if you determine that it is preferable for you to purchase a new policy rather than continue to own your existing policy, after comparing the features, fees, and risks of both policies. See “Description of the Policy—Tax-Free “Section 1035” Insurance Policy Exchanges.”

7

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under Corp Exec VI VUL as of the date of this Prospectus. Generally, you may allocate your net Premiums or Cash Value among up to 20 of the 173 Eligible Portfolios at any one time as well as to the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	MainStay VP Bond–Initial Class Adviser: New York Life Investment Management LLC* (“New York Life Investments”) / Sub-Adviser: NYL Investors LLC* (“NYLI”)	0.53%	7.94%	4.62%	3.89%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity–Initial Class (formerly MainStay VP Emerging Markets Equity–Initial Class)*** Adviser: New York Life Investments / Sub-Adviser: Candriam Belgium*	1.19%	25.71%	12.77%	N/A
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield–Initial Class Adviser: New York Life Investments / Sub-Adviser: Epoch Investment Partners, Inc.	0.68%	0.03%	7.94%	8.58%
Sector	MainStay VP Fidelity Institutional AM® Utilities–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.67%	(0.38%)	9.61%	N/A
Non-Investment Grade Bond	MainStay VP Floating Rate–Initial Class Adviser: New York Life Investments	0.65%	2.45%	4.60%	3.79%
8

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocations	MainStay VP Income Builder–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	7.98%	8.25%	8.19%
Alternatives	MainStay VP IQ Hedge Multi-Strategy–Initial Class Adviser: New York Life Investments / Sub-Adviser: IndexIQ Advisors LLC*	0.98%	5.38%	1.23%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Capital Management LLC (“Janus”)	0.58%	14.32%	11.83%	N/A
Non-Investment Grade Bond	MainStay VP MacKay Convertible–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.61%	36.04%	15.37%	10.99%
Investment Grade Bond	MainStay VP MacKay Government–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.56%	4.97%	2.68%	2.58%
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	5.40%	7.87%	6.52%
International/Global Equity	MainStay VP MacKay International Equity–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.96%	20.85%	10.95%	7.22%
Large Cap Equity	MainStay VP MacKay S&P 500 Index–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.12%	18.24%	14.98%	13.61%
9

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Sector	MainStay VP Natural Resources–Initial Class (formerly MainStay VP Mellon Natural Resources–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Mellon Investments Corporation	0.86%	6.89%	4.84%	(4.02%)
Small/Mid Cap Equity	MainStay VP Small Cap Growth–Initial Class Adviser: New York Life Investments / Sub-Advisers: Segall Bryant & Hamill LLC and Brown Advisory LLC	0.85%	40.48%	16.79%	12.69%
Large Cap Equity	MainStay VP T. Rowe Price Equity Income–Initial Class*** Adviser: New York Life Investments / Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.76%	0.96%	9.80%	N/A
Money Market	MainStay VP U.S. Government Money Market–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.56%	4.97%	2.68%	2.58%
Large Cap Equity	MainStay VP Wellington Growth–Initial Class (formerly MainStay VP MacKay Growth–Initial Class)*** Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.73%	32.30%	16.61%	13.03%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap–Initial Class (formerly MainStay VP MacKay Mid Cap Core–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Wellington	0.86%	11.28%	9.78%	11.03%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap–Initial Class (formerly MainStay VP MacKay Small Cap Core–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Wellington	0.74%	10.22%	N/A	N/A
10

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Wellington U.S. Equity–Initial Class (formerly MainStay VP MacKay Common Stock–Initial Class) Adviser: New York Life Investments / Sub-Adviser: Wellington	0.58%	15.55%	12.98%	13.08%
Large Cap Equity	MainStay VP Winslow Large Cap Growth–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	37.16%	19.69%	16.08%
Large Cap Equity	AB VPS Growth and Income Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.62%	2.72%	9.72%	11.57%
International/Global Equity	AB VPS International Value Portfolio–Class A** Adviser: AB	0.91%	2.46%	2.95%	2.39%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.67%	35.49%	20.45%	17.43%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	53.98%	24.34%	17.57%
Small/Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio–Class A Adviser: AB	0.83%	3.37%	8.35%	8.75%
Small/Mid Cap Equity	Alger Weatherbie Specialized Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	1.05%	58.82%	24.76%	16.48%
Investment Grade Bond	American Century Investments® VP Inflation Protection Fund–Class II Adviser: American Century Investment Management, Inc. (“ACIM”)	0.47%	9.81%	4.90%	3.59%
11

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	American Century Investments® VP Mid Cap Value Fund–Class II** Adviser: ACIM	1.00%	1.11%	9.19%	10.27%
Large Cap Equity	American Century Investments® VP Value Fund–Class II Adviser: ACIM	0.88%	0.83%	8.67%	9.57%
Asset Allocation	American Funds IS Asset Allocation Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.30%	12.71%	10.86%	10.19%
Investment Grade Bond	American Funds IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	10.17%	5.35%	3.30%
Asset Allocation	American Funds IS Global Balanced Fund–Class 1 Adviser: CRMC	0.72%	10.53%	9.57%	N/A
International/Global Equity	American Funds IS Global Growth Fund–Class 1 Adviser: CRMC	0.56%	30.79%	16.55%	13.14%
International/Global Equity	American Funds IS Global Small Capitalization Fund–Class 1 Adviser: CRMC	0.74%	30.04%	14.71%	9.70%
Large Cap Equity	American Funds IS Growth Fund–Class 1 Adviser: CRMC	0.36%	52.45%	23.06%	17.14%
Large Cap Equity	American Funds IS Growth-Income Fund – Class 1 Adviser: CRMC	0.30%	13.81%	14.22%	13.02%
International/Global Equity	American Funds IS International Fund–Class 1 Adviser: CRMC	0.55%	14.28%	11.00%	6.94%
12

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	American Funds IS New World Fund®–Class 1 Adviser: CRMC	0.59%	23.89%	13.62%	6.80%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund (formerly American Funds IS Blue Chip Income and Growth Fund–Class 1) Adviser: CRMC	0.27%	9.04%	11.14%	11.18%
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”)	0.76%	21.08%	9.42%	6.86%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.58%	7.27%	7.85%	6.58%
Sector	BNY Mellon IP Technology Growth Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser Inc.	0.78%	69.92%	25.89%	17.64%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio–Class I Adviser: Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.74%	14.78%	13.96%	12.86%
Large Cap Equity	ClearBridge Variable Large Cap Growth Portfolio–Class I Adviser: Legg Mason / Sub-Adviser: ClearBridge	0.76%	30.73%	18.47%	17.02%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Legg Mason / Sub-Adviser: ClearBridge	0.81%	43.26%	19.84%	15.92%
13

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	Columbia Variable Portfolio—Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	0.66%	14.12%	13.03%	13.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.74%	7.43%	6.92%	N/A
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	6.82%	6.40%	5.28%
Large Cap Equity	Davis Value Portfolio*** Adviser: Davis Selected Advisers, L.P. / Sub-Adviser: Davis Selected Advisers—NY, Inc.	0.65%	11.72%	11.66%	10.46%
International/Global Equity	Delaware VIP® Emerging Markets Series–Standard Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) (“DMC”) / Sub-Advisers: Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Global Limited (“MIMGL”)	1.23%	25.08%	15.64%	5.09%
International/Global Equity	Delaware VIP® International Series–Standard Class (formerly Delaware VIP® International Value Equity Series–Standard Class)*** Adviser: DMC/ Sub-Advisers: MFMHKL and MIMGL	0.86%	7.16%	8.41%	7.50%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series–Standard Class Adviser: DMC / Sub-Advisers: MFMHKL and MIMGL	0.78%	(1.09%)	9.04%	8.67%
14

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.80%	5.71%	4.50%	2.66%
International/Global Equity	DWS Global Small Cap VIP–Class A*** Adviser: DIMA	0.82%	17.36%	6.65%	6.58%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.39%	19.43%	12.93%	10.95%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP–Class A Adviser: DIMA	0.84%	(0.80%)	5.51%	6.94%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company (“FMR”) / Sub-Advisers: Other investment advisers	0.48%	22.39%	12.76%	10.37%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers Fidelity Investments Money Management, Inc. (“FIMM”) and other investment advisers	0.14%	7.53%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.61%	30.57%	16.19%	13.52%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.92%	31.27%	16.22%	6.15%
15

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.53%	6.69%	10.69%	10.17%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.13%	16.46%	N/A	N/A
Asset Allocation	Fidelity® VIP Freedom 2010 PortfolioSM –Initial Class*** Adviser: FMR	0.45%	12.49%	8.37%	7.03%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM –Initial Class Adviser: FMR	0.53%	15.06%	10.00%	8.16%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM –Initial Class Adviser: FMR	0.59%	16.89%	11.58%	9.51%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM –Initial Class Adviser: FMR	0.67%	19.28%	12.77%	10.38%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM –Initial Class Adviser: FMR	0.67%	19.28%	12.76%	10.44%
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.24%	0.32%	0.97%	0.52%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.64%	68.66%	29.24%	21.84%
16

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Portfolio–Initial Class*** Adviser: FMR / Sub-Advisers: Other investment advisers	0.62%	43,89%	21.32%	17.25%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.64%	21.58%	13.52%	18.46%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class Adviser: FMR Sub-Adviser: Geode	0.10%	18.24%	15.09%	13.78%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.85%	22.18%	13.48%	10.35%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.17%	10.69%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.39%	9.39%	5.43%	4.34%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.62%	18.19%	11.07%	9.50%
International/Global Equity	Fidelity® VIP Overseas Portfolio–Initial Class*** Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.79%	15.61%	9.25%	6.82%
17

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.66%	(6.55%)	3.51%	7.67%
Income	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.67%	7.52%	6.27%	4.83%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	64.95%	31.10%	20.09%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.12%	20.30%	N/A	N/A
Large Cap Equity	Fidelity® VIP Value Portfolio–Initial Class*** Adviser: FMR / Sub-Advisers: Other investment advisers	0.67%	6.33%	9.41%	10.47%
Small/Mid Cap Equity	Fidelity® VIP Value Strategies Portfolio–Service Class 2*** Adviser: FMR / Sub-Advisers: Other investment advisers	0.91%	8.02%	9.23%	9.21%
Large Cap Equity	Invesco V.I. Capital Appreciation Fund–Series I Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund®–Series I Shares)*** Adviser: Invesco Advisers, Inc. (“Invesco”)	0.88%	36.59%	16.82%	14.30%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco	0.77%	9.71%	5.14%	5.20%
18

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares Adviser: Invesco / Invesco Asset Management Limited	1.04%	(12.32%)	3.15%	4.96%
International/Global Equity	Invesco V.I. International Growth Fund–Series I Shares Adviser: Invesco	0.92%	14.00%	8.82%	6.72%
Small/Mid Cap Equity	Invesco V.I. Main Street Mid Cap Fund®–Series I Shares (formerly Invesco V.I. Mid Cap Core Equity Fund–Series I Shares)*** Adviser: Invesco	0.94%	9.25%	9.60%	7.81%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	19.47%	18.21%	15.25%
Investment Grade Bond	Janus Henderson Flexible Bond Portfolio–Institutional Shares*** Adviser: Janus	0.58%	10.48%	4.94%	4.45%
Large Cap Equity	Janus Henderson Forty Portfolio–Institutional Shares*** Adviser: Janus	0.76%	39.40%	21.03%	17.02%
International/Global Equity	Janus Henderson Global Research Portfolio–Institutional Shares Adviser: Janus	0.84%	20.06%	13.35%	10.08%
International/Global Equity	Lazard Retirement International Equity Portfolio–Service Shares*** Adviser: Lazard Asset Management LLC	1.17%	8.24%	5.71%	5.73%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Service Class Adviser: Lincoln Investment Advisors Corporation (“LIAC”) / Sub-Adviser: BAMCO, Inc.	1.18%	34.08%	18.73%	15.04%
19

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	LVIP Delaware Limited-Term Diversified Income Fund–Standard Class Adviser: LIAC / Sub-Adviser: DMC	0.53%	4.31%	2.79%	2.10%
Large Cap Equity	LVIP Delaware Value Fund–Standard Class (formerly Delaware VIP® Value Series–Standard Class) Adviser: LIAC / Sub-Adviser: DMC	0.69%	0.41%	8.86%	11.30%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LIAC / Sub-Adviser: Mondrian Investment Partners Limited	0.78%	(4.97%)	4.65%	4.18%
Investment Grade Bond	LVIP SSgA Bond Index Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.34%	7.49%	4.12%	3.50%
International/Global Equity	LVIP SSgA Developed International 150 Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.40%	(4.10%)	4.93%	3.97%
International/Global Equity	LVIP SSgA Emerging Markets 100 Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.45%	2.65%	6.73%	0.33%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.50%	17.20%	N/A	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LIAC / Sub-Adviser: SSGA FM	0.37%	7.85%	7.34%	5.20%
Small/Mid Cap Equity	Lord Abbett Series Fund Developing Growth–Class VC*** Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)	1.04%	72.60%	24.72%	17.32%
20

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	Lord Abbett Series Fund Mid Cap Stock Portfolio–Class VC*** Adviser: Lord Abbett	1.18%	2.50%	5.84%	7.40%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.00%	20.76%	16.98%	11.83%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.92%	1.49%	8.84%	8.42%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.83%	6.23%	6.48%	5.40%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.90%	20.52%	12.69%	11.14%
International/Global Equity	MFS® International Intrinsic Value Portfolio–Initial Class Adviser: MFS	0.88%	15.84%	12.77%	7.78%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.90%	20.52%	12.69%	11.14%
International/Global Equity	MFS® International Intrinsic Value Portfolio–Initial Class Adviser: MFS	0.88%	15.84%	12.77%	7.78%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	36.48%	20.61%	15.93%
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.81%	3.87%	9.72%	10.84%
21

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	4.19%	12.73%	10.20%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.71%	3.48%	10.14%	10.85%
Non-Investment Grade Bond	Morgan Stanley VIF Emerging Markets Debt Portfolio–Class I*** Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	1.15%	5.55%	6.36%	4.79%
Alternatives	Morgan Stanley VIF Global Infrastructure Portfolio–Class I Adviser: MSIM	0.87%	(1.15%)	8.76%	9.44%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio–Class I Adviser: MSIM	0.82%	(16.85%)	0.10%	5.25%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class I*** Adviser: Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	1.04%	(2.62%)	5.49%	7.27%
Large Cap Equity	Neuberger Berman AMT Sustainable Equity Portfolio–Class I*** Adviser: Neuberger Berman	0.92%	19.56%	13.05%	11.62%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.95%	6.87%	7.91%	N/A
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Administrative Class Adviser: PIMCO	0.78%	10.28%	4.98%	2.87%
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Administrative Class Adviser: PIMCO	0.79%	5.75%	7.20%	6.05%
22

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.69%	6.67%	N/A	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	1.04%	5.45%	4.66%	N/A
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Administrative Class Adviser: PIMCO	0.845%	17.39%	7.33%	7.31%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Administrative Class Adviser: PIMCO	0.69%	2.99%	2.01%	1.79%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Administrative Class Adviser: PIMCO	0.84%	11.71%	5.25%	3.63%
Income	PIMCO VIT Total Return Portfolio–Administrative Class Adviser: PIMCO	0.54%	8.81%	4.91%	4.09%
Investment Grade Bond	TOPS® Aggressive Growth ETF Portfolio–Class 2 Shares*** Advisers:ValMark Advisers, LLC (“ValMark”) / Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)	0.55%	12.68%	11.46%	N/A
Asset Allocation	TOPS® Balanced ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.55%	8.40%	7.26%	N/A
Asset Allocation	TOPS® Conservative ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.60%	7.04%	5.64%	N/A
23

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	TOPS® Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.55%	11.67%	10.50%	N/A
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	5.90%	6.01%	N/A
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.74%	5.19%	6.90%	N/A
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.74%	5.91%	6.70%	N/A
Asset Allocation	TOPS® Moderate Growth ETF Portfolio–Class 2 Shares*** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	10.60%	9.08%	N/A
Large Cap Equity	T. Rowe Price All-Cap Opportunities Portfolio (formerly T. Rowe Price New America Growth Portfolio)*** Adviser: T. Rowe Price	0.80%	44.37%	21.83%	17.28%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price	0.75%	34.28%	19.52%	17.49%
Large Cap Equity	T. Rowe Price Equity Index 500 Portfolio*** Adviser: T. Rowe Price	0.39%	18.02%	14.72%	13.45%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price / Sub-Adviser: T. Rowe Price International Ltd.	0.95%	14.45%	10.38%	6.56%
24

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Investment Grade Bond	T. Rowe Price Limited-Term Bond Portfolio*** Adviser: T. Rowe Price	0.50%	4.71%	2.52%	1.77%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio*** Adviser: T. Rowe Price	0.86%	14.54%	10.24%	8.77%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.77%	17.14%	12.94%	10.27%
Asset Allocation	Thrivent Diversified Income Plus Portfolio Adviser: Thrivent	0.47%	7.37%	6.83%	6.58%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.65%	15.21%	10.65%	9.85%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	43.34%	19.92%	16.67%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	13.40%	12.08%	11.13%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	21.69%	15.92%	13.03%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.25%	11.11%	12.14%	11.62%
Investment Grade Bond	VA Global Bond Portfolio Adviser: Dimensional Fund Advisors LP (“DFA”) / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA” Ltd.”) and DFA Australia Limited (“DFAA”)	0.24%	1.46%	2.24%	2.46%
Asset Allocation	VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	11.29%	8.87%	N/A
25

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	VA International Small Portfolio Adviser: DFA Sub-Advisers: DFA Ltd. and DFAA	0.57%	9.41%	8.47%	6.82%
International/Global Equity	VA International Value Portfolio Adviser: DFA Sub-Advisers: DFA Ltd. And DFAA	0.44%	(1.76%)	5.31%	2.83%
Non-Investment Grade Bond	VanEck VIP Emerging Markets Bond Fund–Initial Class Shares*** Adviser: Van Eck Associates Corporation	1.10%	8.92%	6.58%	2.39%
Large Cap Equity	VA U.S. Large Value Portfolio Adviser: DFA	0.27%	(1.38%)	9.07%	10.43%
Small/Mid Cap Equity	VA U.S. Targeted Value Portfolio Adviser: DFA	0.38%	3.98%	8.45%	9.35%
International/Global Equity	Victory RS International VIP Series–Class I Shares Adviser: Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Small/Mid Cap Equity	Victory RS Small Cap Growth Equity VIP Series–Class I Shares Adviser: Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Investment Grade Bond	VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.14%	11.72%	5.22%	N/A
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.48%	6.00%	7.76%	6.26%
26

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	14.06%	10.41%	N/A
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	15.96%	11.62%	N/A
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.15%	15.46%	11.82%	N/A
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	3.46%	2.41%	1.78%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.66%	41.14%	17.78%	14.03%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	16.67%	12.96%	12.00%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.90%	12.28%	10.56%	10.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: J.P. Morgan Investment Management Inc.	0.88%	0.55%	7.97%	10.29%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: J.P. Morgan Investment Management Inc.	0.87%	16.53%	13.35%	12.40%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.94%	13.55%	14.07%	12.44%
27

Type	Eligible Portfolio and Advisers/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
International/Global Equity	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price	0.64%	18.28%	13.18%	12.32%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I Adviser: LMPFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company Ltd, and Western Asset Management Company Pte. Ltd.	0.54%	9.31%	5.79%	5.83%
*
An affiliate of NYLIAC.
**
Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
***
No Premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
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This Summary Prospectus incorporates by reference the New York Life Insurance and Annuity Corporation Corp Exec VUL VI full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this summary prospectus.
EDGAR ID: COOOO25718